Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.78%
Apparel Retail–0.54%
TJX Cos., Inc. (The)	26,160	$3,264,506
Apparel, Accessories & Luxury Goods–5.49%
Hermes International S.C.A. (France)	9,982	28,075,963
Moncler S.p.A. (Italy)	78,456	4,966,489
		33,042,452
Application Software–5.73%
Nice Ltd., ADR (Israel)(b)	74,264	12,338,221
Salesforce, Inc.	54,976	18,785,299
Synopsys, Inc.(b)	6,372	3,348,359
		34,471,879
Broadline Retail–9.22%
Amazon.com, Inc.(b)	184,435	43,836,511
JD.com, Inc., ADR (China)	286,010	11,646,327
		55,482,838
Financial Exchanges & Data–1.96%
S&P Global, Inc.	22,603	11,785,430
Health Care Equipment–5.93%
Boston Scientific Corp.(b)	83,334	8,530,068
IDEXX Laboratories, Inc.(b)	19,383	8,180,595
Stryker Corp.	48,541	18,993,608
		35,704,271
Hotels, Resorts & Cruise Lines–4.28%
Airbnb, Inc., Class A(b)	67,865	8,901,852
Amadeus IT Group S.A. (Spain)	230,172	16,843,423
		25,745,275
Industrial Gases–1.04%
Linde PLC	14,051	6,268,432
Interactive Media & Services–21.69%
Alphabet, Inc., Class A	216,714	44,213,990
Meta Platforms, Inc., Class A	99,453	68,541,019
Tencent Holdings Ltd. (China)	338,700	17,820,762
		130,575,771
Life Sciences Tools & Services–5.84%
Lonza Group AG (Switzerland)	21,126	13,395,830
Thermo Fisher Scientific, Inc.	36,444	21,784,401
		35,180,231
Movies & Entertainment–2.31%
Netflix, Inc.(b)	14,238	13,907,109
Passenger Ground Transportation–3.31%
Uber Technologies, Inc.(b)(c)	298,239	19,937,277
Pharmaceuticals–4.73%
Eli Lilly and Co.	21,653	17,562,315
Novo Nordisk A/S, Class B (Denmark)	96,892	8,180,069
Zoetis, Inc.	16,087	2,749,268
		28,491,652
Shares		Value
Semiconductor Materials & Equipment–1.58%
ASML Holding N.V. (Netherlands)	7,921	$5,859,663
BE Semiconductor Industries N.V. (Netherlands)	28,657	3,654,667
		9,514,330
Semiconductors–7.26%
Broadcom, Inc.	48,939	10,828,733
Marvell Technology, Inc.	165,474	18,675,396
NVIDIA Corp.	86,390	10,372,847
QUALCOMM, Inc.	8,264	1,429,093
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	11,483	2,403,622
		43,709,691
Specialty Chemicals–0.55%
Symrise AG (Germany)	32,018	3,278,452
Systems Software–8.80%
CrowdStrike Holdings, Inc., Class A(b)	57,012	22,694,767
Microsoft Corp.	13,683	5,679,266
ServiceNow, Inc.(b)	24,160	24,604,061
		52,978,094
Transaction & Payment Processing Services–9.52%
Adyen N.V. (Netherlands)(b)(d)	5,645	9,111,691
Mastercard, Inc., Class A	52,422	29,116,752
Visa, Inc., Class A	55,884	19,101,151
		57,329,594
Total Common Stocks & Other Equity Interests (Cost $281,200,575)		600,667,284
Money Market Funds–0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(e)(f)	426,821	426,821
Invesco Treasury Portfolio, Institutional Class, 4.29%(e)(f)	792,668	792,668
Total Money Market Funds (Cost $1,219,489)		1,219,489
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $282,420,064)		601,886,773
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.16%
Invesco Private Government Fund, 4.35%(e)(f)(g)	274,415	274,415
Invesco Private Prime Fund, 4.48%(e)(f)(g)	705,439	705,651
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $980,066)		980,066
TOTAL INVESTMENTS IN SECURITIES–100.14% (Cost $283,400,130)		602,866,839
OTHER ASSETS LESS LIABILITIES—(0.14)%		(868,511)
NET ASSETS–100.00%		$601,998,328
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2025 represented 1.51% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,034,474	$5,491,109	$(6,098,762)	$-	$-	$426,821	$5,154
Invesco Treasury Portfolio, Institutional Class	1,921,165	10,197,774	(11,326,271)	-	-	792,668	9,509
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,767,223	(6,492,808)	-	-	274,415	1,832*
Invesco Private Prime Fund	3,281,189	17,312,482	(19,888,020)	-	-	705,651	6,302*
Total	$6,236,828	$39,768,588	$(43,805,861)	$-	$-	$2,199,555	$22,797

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$489,480,275	$111,187,009	$—	$600,667,284
Money Market Funds	1,219,489	980,066	—	2,199,555
Total Investments	$490,699,764	$112,167,075	$—	$602,866,839
Invesco Global Focus Fund